Consolidated Statements of Changes in Equity - CNY (¥) ¥ in Millions	Total	Share capital [member]	Capital reserve [member]	Share premium [member]	Surplus reserve [member]	General risk reserve [member]	Other reserves [Member]	Exchange reserve [member]	Retained earnings [member]	Attributable to equity holders of the company [member]	Non-controlling interests [member]
Beginning balance at Dec. 31, 2017	¥ 329,671	¥ 80,932	¥ 17,126	¥ 10,746	¥ 74,599		¥ 414	¥ (881)	¥ 145,906	¥ 328,842	¥ 829
Profit for the year	21,338								21,210	21,210	128
Other comprehensive income for the year	(95)						(249)	154		(95)
Total comprehensive income for the year	21,243						(249)	154	21,210	21,115	128
Disposal of investments in equity instruments at fair value through other comprehensive income							(5)		5
Disposal of a subsidiary	5										5
Contribution from non-controlling interests	945		680							680	265
Reduction of capital by non-controlling interests	(20)										(20)
Distribution to non-controlling interests	(177)										(177)
Dividends	(7,568)								(7,568)	(7,568)
Appropriations to statutory surplus reserve					1,875				(1,875)
Ending balance (Change in accounting policies [member]) at Dec. 31, 2018	(2,443)				(243)				(2,197)	(2,440)	(3)
Ending balance (Restated balance [member]) at Dec. 31, 2018	341,656	80,932	17,806	10,746	76,231		160	(727)	155,481	340,629	1,027
Ending balance at Dec. 31, 2018	344,099	80,932	17,806	10,746	76,474		160	(727)	157,678	343,069	1,030
Profit for the year	20,712								20,517	20,517	195
Other comprehensive income for the year	557						455	102		557
Total comprehensive income for the year	21,269						455	102	20,517	21,074	195
Contribution from non-controlling interests	1,500										1,500
Acquisition of non-controlling interests	(8)		3							3	(11)
Distribution to non-controlling interests	(181)										(181)
Share of an associate's other changes in reserves	(305)		(305)							(305)
Dividends	(8,891)								(8,891)	(8,891)
Appropriations to statutory surplus reserve					1,812				(1,812)
Appropriations to general risk reserve						¥ 23			(23)
Ending balance at Dec. 31, 2019	355,040	80,932	17,504	10,746	78,043	23	615	(625)	165,272	352,510	2,530
Profit for the year	21,080								20,850	20,850	230
Other comprehensive income for the year	(604)						(294)	(312)		(606)	2
Total comprehensive income for the year	20,476						(294)	(312)	20,850	20,244	232
Acquisition of non-controlling interests	(1)										(1)
Distribution to non-controlling interests	(42)										(42)
Share of an associate's other changes in reserves	(36)		(36)							(36)
Dividends	(9,262)								(9,262)	(9,262)
Appropriations to statutory surplus reserve					1,811				(1,811)
Appropriations to general risk reserve						33			(33)
Ending balance at Dec. 31, 2020	¥ 366,175	¥ 80,932	¥ 17,468	¥ 10,746	¥ 79,854	¥ 56	¥ 321	¥ (937)	¥ 175,016	¥ 363,456	¥ 2,719